SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Loss on impairment of investment				$ 173,500
Stock Options [Member]
Stock-based administrative compensation				2,332,000	$ 0
Warrant [Member]
Stock-based administrative compensation				4,128,510	0
Administrative personnel, directors, and consultants [Member]
Stock-based administrative compensation		$ 91,416	$ 0	82,284	0
Non-employees [Member]
Stock-based administrative compensation		183,067	0	171,500	0
Affiliates [Member]
Stock-based administrative compensation		$ 0	$ 252	$ 252	$ 0
Minimum [Member]
Useful lives of acquired intangibles		3 years		3 years
Maximum [Member]
Useful lives of acquired intangibles		19 years		19 years